Trade and Other Receivables (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and Other Receivables [Line Items]
Other financial assets	$ 57,010	$ 22,779
Written off	$ 18,897	$ 17,327	$ 18,151
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables term	30 days
Top of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables term	120 days